Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares outstanding	92,246,525	94,704,173	100,129,380
Preferred stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares outstanding	0	0	40,406